Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

As at December 31, 2015, the Company owed $4,408 (2014 - $3,950; 2013 - $10,654) to the President of the Company for management fees incurred and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2015, the Company incurred $135,000 (2014 - $120,000; 2013 - $120,000) to the President of the Company for management fees.